Basis of Presentation and Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 15, 2015 Properties
Basis of Presentation and Significant Accounting Policies [Abstract]
Reclassification of signage revenue from fee and other income to property rentals	$ 37,929	$ 32,866	$ 20,892
Property Plant And Equipment [Line Items]
Interest Costs Capitalized	$ 62,786	$ 42,303
Retail Segment Strip Shopping Centers [Member] | Urban Edge Properties [Member] | Subsequent Event [Member]
Real Estate Properties [Line Items]
Number Of Real Estate Properties				79
Retail Segment Regional Malls [Member] | Urban Edge Properties [Member] | Subsequent Event [Member]
Real Estate Properties [Line Items]
Number Of Real Estate Properties				3
Warehouse [Member] | Urban Edge Properties [Member] | Subsequent Event [Member]
Real Estate Properties [Line Items]
Number Of Real Estate Properties				1
Maximum [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Useful Life	40 years
Minimum [Member]
Property Plant And Equipment [Line Items]
Property Plant And Equipment Useful Life	7 years